Guinness Atkinson International Dividend Builder ETF

Schedule of Investments

at March 31, 2026 (Unaudited)

Shares	Common Stocks: 99.7%	Value
	Australia: 6.1%
108	CSL Ltd.	$10,490
203	JB Hi-Fi Ltd.	10,143
		20,633
	Britain: 19.5%
296	Admiral Group PLC	12,341
203	Intertek Group PLC	9,802
69	Next PLC	11,576
148	Reckitt Benckiser Group PLC	9,967
350	Relx PLC	11,470
189	Unilever PLC	10,504
		65,660
	Canada: 4.0%
236	Alimentation Couche-Tard Inc.	13,377

	China: 2.8%
3,600	Haier Smart Home Co. Ltd.	9,513

	Denmark: 2.8%
258	Novo Nordisk A/S	9,214

	Finland: 3.8%
740	Metso Oyj	12,608

	France: 13.1%
135	Danone SA	10,773
28	L'Oreal SA	11,306
118	Publicis Groupe SA	9,662
46	Schneider Electric SE	12,181
		43,922
	Hong Kong: 11.6%
2,500	BOC Hong Kong Holdings Ltd.	13,646
250	Hong Kong Exchanges & Clearing Ltd.	12,390
1,000	Techtronic Industries Co. Ltd.	13,021
		39,057
	Italy: 3.2%
494	FinecoBank Banca Fineco SpA	10,812

	Japan: 12.0%
300	BayCurrent Inc.	8,580
100	Daikin Industries Ltd.	11,773
800	MonotaRO Co. Ltd.	8,595
1,100	USS Co. Ltd.	11,478
		40,426
	Netherlands: 3.5%
74	Euronext NV1	11,846

	Singapore: 3.9%
300	DBS Group Holdings Ltd.	13,277

Guinness Atkinson International Dividend Builder ETF

Schedule of Investments

at March 31, 2026 (Unaudited)

Shares	Common Stocks: 99.7%	Value
	Spain: 3.2%
190	Industria de Diseno Textil SA	$10,814

	Sweden: 6.6%
331	Assa Abloy AB	11,762
612	Atlas Copco AB	10,547
		22,309
	Switzerland: 3.6%
31	Roche Holding AG	12,201

	Total Common Stocks (Cost $371,858)	335,669

	Total Investments in Securities (Cost $371,858): 99.7%	335,669
	Other Assets in Excess of Liabilities: 0.3%	1,035
	Total Net Assets - 100.0%	$336,704

PLC - Public Limited Company

[1]	Securities noted are exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.